Risks	6 Months Ended
Jun. 30, 2019
Risks and Uncertainties [Abstract]
RISKS
4.	RISKS

1)	Credit risk

Credit risk is one of the most significant risks for the Company's business and arise principally in lending activities.

Credit risk is controlled by the application of credit approvals, limits and monitoring procedures. The Company manages credit risk through in-house research and analysis of the Chinese economy and the underlying obligors and transaction structures. To minimize credit risk, the Company requires collateral in the form of rights to cash, securities or property and equipment.

The Company identifies credit risk collectively based on industry, geography and customer type. This information is monitored regularly by management. The Company originates loans to customers located primarily in Urumqi City, Xinjiang Province. This geographic concentration of credit exposes the Company to a higher degree of risk associated with this economic region.

In measuring the credit risk of lending loans to corporate customers, the Company mainly reflects the "probability of default" by the customer on its contractual obligations and considers the current financial position of the customer and the exposures to the customer and its likely future development. For individual customers, the Company uses standard approval procedures to manage credit risk for personal loans.

2)	Liquidity risk

The Company is also exposed to liquidity risk which is risk that it is unable to provide sufficient capital resources and liquidity to meet its commitments and business needs. Liquidity risk is controlled by the application of financial position analysis and monitoring procedures. When necessary, the Company will turn to other financial institutions and the owners to obtain short-term funding to meet the liquidity shortage.

3)	Foreign currency risk

A majority of the Company's operating activities and a significant portion of the Company's assets and liabilities are denominated in RMB, which is not freely convertible into foreign currencies. All foreign exchange transactions take place either through the Peoples' Bank of China ("PBOC") or other authorized financial institutions at exchange rates quoted by PBOC. Approval of foreign currency payments by the PBOC or other regulatory institutions requires submitting a payment application form together with suppliers' invoices and signed contracts. The value of RMB is subject to changes in central government policies and to international economic and political developments affecting supply and demand in the China Foreign Exchange Trading System market.

4)	Industry concentration risk

The Company is exposed to concentration risk which is risk associated to over concentration on certain market, an excessive concentration can give rise to market risk.

Analysis for industry concentration over 10% as of June 30, 2019 (please refer to Note 21 for certain related parties acted as guarantors for loans):

	Loan receivable as of June 30, 2019	Interest income for the six months ended June 30, 2019
Tire supply chain financing	$81,171,725	$-
Trade and service	$53,712,617	$1,174
Construction and decoration	$48,013,631	$1,553,786

	Percentage	Percentage
Tire supply chain financing	39.4%	0%
Trade and service	26.1%	0%
Construction and decoration	23.3%	59.1%

Analysis for industry concentration over 10% as of December 31, 2018 (please refer to Note 21 for certain related parties acted as guarantors for loans):

	Loan receivable as of December 31, 2018	Interest income for the year ended December 31, 2018
Tire supply chain financing	$79,604,804	$-
Trade and service	$55,090,515	$156,126
Construction and decoration	$50,889,845	$7,455

	Percentage	Percentage
Tire supply chain financing	35.9%	0%
Trade and service	24.9%	59.2%
Construction and decoration	23.0%	2.8%